Other Long-term Liabilities - Summary of Other Long-term Liabilities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure Of Other Long-term Liabilities [Line Items]
Beginning balance	$ 114,268
Increases	34,544
Used	(9,149)
Reclassification	(7,235)
Effect of movements in exchange rates	(187)
Ending balance	132,241
Current and non - current
Current	9,059
Non-current	123,182
Ending balance	132,241
Provision for litigations [member]
Disclosure Of Other Long-term Liabilities [Line Items]
Beginning balance	14,318
Increases	1,021
Effect of movements in exchange rates	(187)
Ending balance	15,152
Current and non - current
Non-current	15,152
Ending balance	15,152
Provision for return condition [member]
Disclosure Of Other Long-term Liabilities [Line Items]
Beginning balance	58,299
Increases	33,060
Used	(5,824)
Ending balance	85,535
Current and non - current
Current	4,897
Non-current	80,638
Ending balance	85,535
Other long term liabilities [member]
Disclosure Of Other Long-term Liabilities [Line Items]
Beginning balance	41,651
Increases	463
Used	(3,325)
Reclassification	(7,235)
Ending balance	31,554
Current and non - current
Current	4,162
Non-current	27,392
Ending balance	$ 31,554